Employee Benefits - Summary of Defined Benefit Plan Actuarial (Gains)/ Losses Recognized in Other Comprehensive Income (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Re-measurement of net defined benefit liability/(asset)
Return on plan assets excluding interest income—Loss/(Gain)	₨ (30)	₨ (578)	₨ 76
Actuarial loss/ (gain) arising from financial assumptions	(625)	423	749
Actuarial loss/ (gain) arising from demographic assumptions	(667)	155	227
Actuarial loss/ (gain) arising from experience adjustments	920	(334)	194
Defined benefit plan actuarial (gains)/ losses	₨ (402)	₨ (334)	₨ 1,246